Stockholders’ Equity/Members’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders’ Equity/Members’ Equity

13. Stockholders’ Equity/Members’ Equity

Common Stock — The Company is authorized to issue up to 150,000 thousand shares of common stock with a par value of $0.0001 per share. Holders of the common stock are entitled to one vote for each share. After consideration redemptions of common stock, there were 6,630 thousand shares issued and outstanding on the date of the Theraplant Business Combination and 5,000 thousand shares issued on November 26, 2021, to consummate the Theraplant Business Combination for a total of 11,630 thousand shares of common stock issued and outstanding. The Company issued an additional 4,430 thousand shares on December 31, 2021 in connection with the True Harvest acquisition and had total shares of common stock outstanding of 16,061 thousand as of December 31, 2021.

On February 18, 2022, the Company granted 57 thousand stock options, all of which are vested and have a 5-year term. The options have a strike price of $5.25. The Company also issued 74 thousand fully vested shares of common stock as stock-based compensation at $5.25 a share.

On March 14, 2022, the Company issued an aggregate of 753,165 unregistered shares common stock to YA II PN, Ltd. 500,000 shares were issued in connection with the October 21, 2021 execution of a Non-Redemption Agreement and 253,165 shares were issued to settle $1,000 thousand of accrued expenses related to a Standby Equity Purchase Agreement (collectively, the “YA II PN, Ltd Agreements”). The Company previously disclosed the execution of the YA II PN, Ltd Agreements on the Form 8-K filed with the US Securities and Exchange Commission on October 21, 2021.

On March 15, 2022, the Company issued an aggregate of 73,700 unregistered common shares to certain board members as consideration for services performed as members of the board of directors.

On March 16, 2022, the Company issued an aggregate of 11,905 unregistered common shares to Acorn Management Partners, LLC (“Acorn”) in exchange for marketing services. This agreement requires an issuance of $50 thousand worth of stock and $10 thousand per month for a period of six months with the ability to extend for three month periods for an additional $25 thousand of restricted stock and $10 thousand per month.

Preferred Stock — The Company is authorized to issue up to 1,000 thousand shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. No shares of preferred stock are issued or outstanding.

Warrants — Pursuant to the initial public offering, the Company sold 17,250 thousand Units, at a price of $10.00 per Unit. Each Unit consisted of one share of common stock and one warrant (“public warrant”). Each public warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment. The public warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering. No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to such shares of common stock. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the public warrants is not effective within a specified period following the consummation of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis. The public Warrants will expire five years after the completion of a Business Combination.

The Company may redeem the public warrants:

•        in whole and not in part;

•        at a price of $0.01 per warrant;

•        upon not less than 30 days’ prior written notice of redemption;

•        if, and only if, the reported last sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and

•        if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the warrants.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the public warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger, or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of an initial Business Combination at an issue price or effective issue price of less than $9.50 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Sponsor, initial stockholders or their affiliates, without taking into account any Founder Shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of an initial Business Combination on the date of the consummation of an initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the common stock during the 20-trading day period starting on the trading day prior to the day on which the Company consummates an initial Business Combination (such price, the “Market Value”) is below $9.50 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional shares of common stock or equity-linked securities.

The following is a list of the outstanding warrants as of March 31, 2022:

Instrument	Number of Warrants Outstanding	Classification
Public Warrants	17,250	Equity
Private Warrants	3,873	Liability
Lender Warrants	2,550	Liability
Total	23,673

Standby Equity Purchase Agreement

On October 20, 2021, Greenrose and the Investor, entered into a Standby Equity Purchase Agreement (the “Equity Purchase Agreement”), whereby the Investor agreed to purchase from the Company up to $100,000 thousand of the Company’s shares of common stock, par value $0.0001 per share (the “Common Stock”), for a purchase price per share of 96% multiplied by the lowest daily volume weighted average price of shares during regular trading hours as reported by Bloomberg L.P. of the Company’s common stock during the three (3) consecutive trading days commencing on the advance notice date. As a commitment fee, the Company incurred $1,000 thousand to establish the Equity Purchase Agreement and such fees remain unpaid as of year-end and have been included in accrued expenses. Additionally, the Company concluded these fees are direct and incremental fees to a future offering of equity securities and as such, the Company has deferred the $1,000 thousand to be offset against future equity offering proceeds. The deferred costs are included within Other Assets on the consolidated balance sheet as of December 31, 2021, as no such equity offering has been made.

Predecessor Period

The Predecessor’s operating agreement provided for the issuance of Series A Units, Angel Founder Units, Series R Units and Service Units.

The Series A Units, Angel Founder Units and Series R Units had voting rights, whereas the Service Units are non-voting.

The operating agreement allowed for managing members to make periodic distributions to members in connection with taxable income allocated to members for income tax purposes multiplied by the assumed income tax rate of 44% (“Tax Distributions”). Other distributions, as approved by managing members, are based on each members’ unit percentage interest. Distributions to Angel founder members were subordinated to a return of the Series A members’ value of their capital interests at the time of the issuance of the Series R Units. The Series A preferred members had a preference on distributions (“Preferred Distributions”) totaling 90% of any distributions until they received their initial investment plus an additional 35%. Only Angel Founder members were entitled to the 10% distribution until the Series A members were paid off. Once the Series A members have received their initial investment plus the 35%, all distributions going forward are paid pro-rata amongst all units.

The Predecessor issued 110,000 Angel Founder Units, and 42,761 Series A Units during 2013. On September 17, 2018, the Company issued 54,000 Series R Warrants. On January 7, 2020, 29,000 Series R Warrants were exercised, and on March 12, 2020, the remaining 25,000 Series R Warrants were exercised, resulting in 54,000 Series R Units being issued in exchange for the warrants. As of December 31, 2020, the Predecessor had issued 110,000 of Angel Founder Units, 54,000 of Series R Units, and 42,761 of Series A Units. Each of these Units has equal ownership of the Predecessor and recorded income and distributions pro rata once all shares were issued and vested.

Except for Tax Distributions and Preferred Distributions as discussed above, distributions made to Members in proportion to their respective Percentage Interests as of the time of such distribution.

All Service Units were intended to constitute profit interests for U.S. federal income tax purposes. No Service Units were issued.

On September 17, 2018, the Predecessor issued 54,000 warrants to various members of management. The warrants vested immediately and had an exercise price of $1 per unit. During the first quarter of 2020, the warrant holders exercised their options resulting in the Company issuing 54,000 Series R Units to the warrant holders.

13. Stockholders’ Equity/Members’ Equity

Common Stock — The Company is authorized to issue up to 150,000 thousand shares of common stock with a par value of $0.0001 per share. Holders of the common stock are entitled to one vote for each share. After consideration redemptions of common stock, there were 6,630 thousand shares issued and outstanding on the date of the Theraplant Business Combination and 5,000 thousand shares issued on November 26, 2021, to consummate the Theraplant Business Combination for a total of 11,630 thousand shares of common stock issued and outstanding. The Company issued an additional 4,430 thousand shares on December 31, 2021 in connection with the True Harvest acquisition and had total shares of common stock outstanding of 16,061 thousand as of December 31, 2021.

Preferred Stock — The Company is authorized to issue up to 1,000 thousand shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. No shares of preferred stock are issued or outstanding.

Warrants — Pursuant to the initial public offering, the Company sold 17,250 thousand Units, at a price of $10.00 per Unit. Each Unit consisted of one share of common stock and one warrant (“public warrant”). Each public warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment. The public warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering. No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to such shares of common stock. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the public warrants is not effective within a specified period following the consummation of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis. The public Warrants will expire five years after the completion of a Business Combination.

The Company may redeem the public warrants:

•        in whole and not in part;

•        at a price of $0.01 per warrant;

•        upon not less than 30 days’ prior written notice of redemption;

•        if, and only if, the reported last sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and

•        if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the warrants.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the public warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger, or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of an initial Business Combination at an issue price or effective issue price of less than $9.50 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Sponsor, initial stockholders or their affiliates, without taking into account any Founder Shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of an initial Business Combination on the date of the consummation of an initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the common stock during the 20-trading day period starting on the trading day prior to the day on which the Company consummates an initial Business Combination (such price, the “Market Value”) is below $9.50 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional shares of common stock or equity-linked securities.

The following is a list of the outstanding warrants as of December 31, 2021:

Instrument	Number of Warrants Outstanding	Classification
Public Warrants	17,250	Equity
Private Warrants	1,980	Liability
Lender Warrants	2550	Liability
Total	21,780

Standby Equity Purchase Agreement

On October 20, 2021, Greenrose and the Investor, entered into a Standby Equity Purchase Agreement (the “Equity Purchase Agreement”), whereby the Investor agreed to purchase from the Company up to $100,000 thousand of the Company’s shares of common stock, par value $0.0001 per share (the “Common Stock”), for a purchase price per share of 96% multiplied by the lowest daily volume weighted average price of shares during regular trading hours as reported by Bloomberg L.P. of the Company’s common stock during the three (3) consecutive trading days commencing on the advance notice date. As a commitment fee, the Company incurred $1,000 thousand to establish the Equity Purchase Agreement and such fees remain unpaid as of year-end and have been included in accrued expenses. Additionally, the Company concluded these fees are direct and incremental fees to a future offering of equity securities and as such, the Company has deferred the $1,000 thousand to be offset against future equity offering proceeds. The deferred costs are included within Other Assets on the consolidated balance sheet as of December 31, 2021, as no such equity offering has been made.

Predecessor Period

The Predecessor’s operating agreement provided for the issuance of Series A Units, Angel Founder Units, Series R Units and Service Units.

The Series A Units, Angel Founder Units and Series R Units had voting rights, whereas the Service Units are non-voting.

The operating agreement allowed for managing members to make periodic distributions to members in connection with taxable income allocated to members for income tax purposes multiplied by the assumed income tax rate of 44% (“Tax Distributions”). Other distributions, as approved by managing members, are based on each members’ unit percentage interest. Distributions to Angel founder members were subordinated to a return of the Series A members’ value of their capital interests at the time of the issuance of the Series R Units. The Series A preferred members had a preference on distributions (“Preferred Distributions”) totaling 90% of any distributions until they received their initial investment plus an additional 35%. Only Angel Founder members were entitled to the 10% distribution until the Series A members were paid off. Once the Series A members have received their initial investment plus the 35%, all distributions going forward are paid pro-rata amongst all units.

The Predecessor issued 110,000 Angel Founder Units, and 42,761 Series A Units during 2013. On September 17, 2018, the Company issued 54,000 Series R Warrants. On January 7, 2020, 29,000 Series R Warrants were exercised, and on March 12, 2020, the remaining 25,000 Series R Warrants were exercised, resulting in 54,000 Series R Units being issued in exchange for the warrants. As of December 31, 2020, the Predecessor had issued 110,000 of Angel Founder Units, 54,000 of Series R Units, and 42,761 of Series A Units. Each of these Units has equal ownership of the Predecessor and recorded income and distributions pro rata once all shares were issued and vested.

Except for Tax Distributions and Preferred Distributions as discussed above, distributions made to Members in proportion to their respective Percentage Interests as of the time of such distribution.

All Service Units were intended to constitute profit interests for U.S. federal income tax purposes. No Service Units were issued.

On September 17, 2018, the Predecessor issued 54,000 warrants to various members of management. The warrants vested immediately and had an exercise price of $1 per unit. During the first quarter of 2020, the warrant holders exercised their options resulting in the Company issuing 54,000 Series R Units to the warrant holders.